1933 Act
                                                                    Rule 497(j)



                                            May 7, 1999


VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:      Phoenix Home Life Variable Universal Life Account
         Phoenix Home Life Mutual Insurance Company
         Registration No. 333-58757

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus that would have been filed under Rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on April 30, 1999.


                                Very truly yours,

                                Phoenix Home Life Mutual Insurance Company


                                /s/ Edwin L. Kerr
                                Edwin L. Kerr, Counsel